Restricted Cash and Deposits (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Cash and Deposits [Abstract]
Schedule of Restricted Cash and Deposits
	June 30,	December 31,
	2025	2024
	€ in thousands

Short-term restricted cash	13,930	656

Restricted cash and bank deposits, long-term (1)	13,128	17,052

1.	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.